Acquisitions, disposals and discontinued operations - Net cash flow discontinued operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisitions, disposals and discontinued operations
Operating	₽ 6,853	₽ 15,634	₽ (2,852)
Investing	(16,705)	(2,033)	(7,660)
Financing	3,438	(1,205)	(2,200)
Net cash (outflow)/inflow	₽ (6,414)	₽ 12,396	₽ (12,712)